UNITED STATES
OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
OMB Number:   3235-0456
Washington, D.C. 20549

Expires: March 31, 2012
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FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before
preparing Form.  Please print or type.

1. Name and address of issuer:
AllianceBernstein Balanced Shares, Inc.
1345 Avenue of the Americas
New York, New York  10105

2.The name of each series or class of
securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3. Investment Company Act File Number:
811-00134
Securities Act File Number:  002-10988

4(a). Last day of fiscal year for which
this Form is filed:  November 30, 2011

4(b). [__]  Check box if this Form is
being filed late (i.e., more than 90
calendar days after the end of the
fiscal year). (See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4(c). [__] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:
(i)
Aggregate sale price of securities sold
during the fiscal year Pursuant to section
24(f):
$73,518,137
(ii)
Aggregate price of securities redeemed
or repurchased during the fiscal year:
$173,438,998
(iii)
Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:
$865,130,460
(iv)
Total available redemption credits
[add Item 5(ii) and 5(iii)]:
$1,038,569,458
(v)
Net sales - If Item 5(i) is greater
than Item 5(iv)[subtract Item 5(iv)
from Item 5(i)]:
$0
(vi)
Redemption credits available for use
in future years - if Item 5(i) is less
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:
$(965,051,321)
(vii)
Multiplier for determining
registration fee (See Instruction C.9):
x
$0.00011460
(viii)
Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
'O' if no fee is due):
=
$0
6. Prepaid Shares
If the response to item 5(i) was
determined by deducting an amount
of securities that were registered
under the Securities Act of 1933
pursuant to rule 24e-2 as in effect
before October 11, 1997, then report
the amount of securities (number of
shares or other units) deducted here:
N/A.

If there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end
of the fiscal year for which this form
is filed that are available for use by
the issuer in future fiscal years,
then state that number here:
N/A.

7. Interest due - if this Form is being
filed more than 90 days after the end
of the issuer's fiscal year
(see Instruction D):
+
$0

8. Total of the amount of the
registration fee due plus any interest
due [line 5(viii) plus line 7]:
=
$0

9. Date the registration fee and any
interest payment was sent to the
Commission's lockbox depository: N/A

Method of Delivery:
[  ]
Wire Transfer
[  ]
Mail or other means

SIGNATURE
This report has been signed
below by the following person
on behalf of the issuer and
in the capacityand on the date
indicated.

By (Signature and Title.)*
   /s/ Phyllis J. Clarke
Phyllis J. Clarke
Controller

Date: February 14, 2012

*Please print the name and title
of the signing officer below the
signature.